Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts
2	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts as of March 31, 2011, 2012 and 2013 comprise:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,460	1,415	1,415
Write back for the year	(45)	—	—

Balance, March 31	1,415	1,415	1,415

Most of the Company’s trade receivables are generally unsecured, except for two customers with receivables covered by credit insurance under a factoring agreement.

As of March 31, 2011, the Company had collected $45,000 from Gram Precision Scales Inc. (“Gram”). The Company believed that the recoverability of the remaining $1,415,000 was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2012 and March 31, 2013.